Accounts payable (Tables)	6 Months Ended
Sep. 30, 2022
Accounts payable
Summary of accounts payable

	As of
	September 30, 2022	March 31, 2022
Payable to a supplier of virtual simulation software	$47,793	$77,266
Total	$47,793	$77,266